SIGNIFICANT CUSTOMERS (Tables)	6 Months Ended
Jun. 30, 2012
SIGNIFICANT CUSTOMERS [Abstract]
Schedule of Sales to Significant Customers

Customer	Sales Amount	Percent	Accounts Receivable	Percent

B	$714,506	13%	$307,159	11%

Sales to these customers during Q211-YTD and their accounts receivable at June 30, 2011 were:

Customer	Sales Amount	Percent	Accounts Receivable	Percent

A	$1,210,094	26%	$656,787	38%
B	$ 658,249	14%	$180,298	10%